Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value of plan assets [line items]
Net derivative liability	$ 25,113	$ 20,973
Net derivative assets	23,895	21,431
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Net derivative liability		7
Net derivative assets	16
Debt securities and deposits issued	$ 8	$ 13
Percentage of debt securities and deposits issued	0.10%	0.20%
Debt securities daily quoted prices in active markets	$ 88	$ 38
Investment funds and other assets daily quoted prices in active markets	$ 29	$ 24